Marketable Securities Measured at Fair Value through Profit and Loss	12 Months Ended
Dec. 31, 2017
Marketable Securities Measured at Fair Value Through Profit and Loss [Abstract]
MARKETABLE SECURITIES MEASURED AT FAIR VALUE THROUGH PROFIT AND LOSS

NOTE 6:- MARKETABLE SECURITIES MEASURED AT FAIR VALUE THROUGH PROFIT AND LOSS

Marketable securities are measured at fair value through profit and loss. As of December 31, 2017 and 2016, the marketable securities are comprised of NIS mutual funds that follow changes in short term Bank of Israel interest.